AARP (Policy)	12 Months Ended
Dec. 31, 2010
AARP
AARP

12. AARP

The Company provides health insurance products and services to members of AARP under a Supplemental Health Insurance Program (the Program), and separate Medicare Advantage and Medicare Part D arrangements. The products and services under the Program include supplemental Medicare benefits (AARP Medicare Supplement Insurance), hospital indemnity insurance, including insurance for individuals between 50 to 64 years of age, and other related products.

In October 2007, the Company entered into four agreements with AARP, effective January 1, 2008, that amended its existing AARP arrangements. These agreements extended the Company's arrangements with AARP on the Program to December 31, 2017, extended the Company's arrangement with AARP on the Medicare Part D business to December 31, 2014, and gave the Company an exclusive right to use the AARP brand on the Company's Medicare Advantage offerings until December 31, 2014, subject to certain limited exclusions.

Under the Program, the Company is compensated for transaction processing and other services, as well as for assuming underwriting risk. The Company is also engaged in product development activities to complement the insurance offerings. Premium revenues from the Company's portion of the Program for 2010, 2009 and 2008 were $6.3 billion, $6.0 billion and $5.7 billion, respectively.

The Company's agreement with AARP on the Program provides for the maintenance of the RSF that is held by the Company on behalf of policyholders. Underwriting gains or losses related to the AARP Medicare Supplement Insurance business are directly recorded as an increase or decrease to the RSF and accrue to the overall benefit of the AARP policyholders, unless cumulative net losses were to exceed the balance in the RSF. The primary components of the underwriting results are premium revenue, medical costs, investment income, administrative expenses, member service expenses, marketing expenses and premium taxes. To the extent underwriting losses exceed the balance in the RSF, losses would be borne by the Company. Deficits may be recovered by underwriting gains in future periods of the contract. To date, the Company has not been required to fund any underwriting deficits. The RSF balance is reported in Other Policy Liabilities in the Consolidated Balance Sheets and changes in the RSF are reported in Medical Costs in the Consolidated Statement of Operations. The Company believes the RSF balance as of December 31, 2010 is sufficient to cover potential future underwriting and other risks and liabilities associated with the contract.

The effects of changes in balance sheet amounts associated with the Program also accrue to the overall benefit of the AARP policyholders through the RSF balance. Accordingly, the Company excludes the effect of such changes in its Consolidated Statements of Cash Flows.

Under the Company's agreement with AARP, the Company separately manages the assets that support the Program. These assets are held at fair value in the Consolidated Balance Sheets as Assets Under Management. These assets are invested at the Company's discretion, within investment guidelines approved by the Program and are used to pay costs associated with the Program. The Company does not guarantee any rates of investment return on these investments and upon any transfer of the Program to another entity, the Company would transfer cash in an amount equal to the fair value of these investments at the date of transfer. Interest earnings and realized investment gains and losses on these assets accrue to the overall benefit of the AARP policyholders through the RSF and, thus, are not included in the Company's earnings. Interest income and realized gains and losses related to assets under management are recorded as an increase to the AARP RSF and were $107 million, $99 million and $82 million in 2010, 2009 and 2008, respectively.

The Company elected to measure the entirety of the AARP Assets Under Management at fair value, pursuant to the fair value option.